Share-based Payment Expense - Summary of Awards Granted Under Performance Share Plan (Detail)		1 Months Ended				12 Months Ended
		May 31, 2019 EUR (€) yr	Apr. 30, 2019 EUR (€) yr	Apr. 30, 2018 yr	Mar. 31, 2017 yr	Dec. 31, 2019 EUR (€) yr	Dec. 31, 2018 EUR (€) yr	Dec. 31, 2017 EUR (€) yr
2014 Performance Share Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share price at date of award | €						€ 29.44	€ 28.32	€ 33.21
Period to earliest release date						3	3	3
Number of shares, Initial award	[1]					3,688,027	3,863,433	3,342,900
Number of shares, Net outstanding at 31 December 2019						3,578,105	3,610,323	2,818,931
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted		3	3	3	3
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted						3
Weighted fair value assigned to options | €		€ 6.67	€ 7.55				€ 5.38	€ 5.97
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted		5	5	5	5
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member] | Trinomial valuation methodology [member]
Disclosure Of Share Based Compensation Expense [line items]
Description of option Life share options granted						5
Weighted fair value assigned to options | €		€ 7.19	€ 7.98				€ 5.88	€ 6.49

[1]	Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019, 2018 and 2017 and Allied Building Products in 2017. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.